Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	2021	2020	2019
Current income tax provision	$2,968,362	$2,251,672	$3,565,146
Deferred income tax provision	704,262	353,097	-
Total	$3,672,624	$1,898,575	$3,565,146

Schedule of statutory EIT rate and the effective tax
	2021	2020	2019
Income before income taxes	$10,072,523	$7,546,583	$13,737,507
Provision for income taxes at statutory tax rate in the PRC	3,660,090	1,886,646	3,434,377
Effect of income for which no income tax is chargeable	-	-	-
Effect of expense for which no income tax is deductible	12,534	11,929	130,769
Reversal of deficit	-	-	-
Effective tax	$3,672,624	$1,898,575	$3,565,146

Schedule of deferred tax asset
	June 30, 2021	June 30, 2020
Deferred tax assets
Senior care services fees advanced from customers	$704,262	353,097
Total	$704,262	353,097

Schedule of taxes payable
	2021	2020
Income tax payable	$-	$-
VAT payable	332	5,797
Other tax payables (other payables and accrued liabilities)	1,888	2,228
Total	$2,220	$8,025